Average Annual Total Returns			12 Months Ended	21 Months Ended	49 Months Ended
		Jun. 09, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Rayliant NxtGen Multifactor US Equity ETF | S&P 500 Total Return Index (reflects reinvestment of dividends and no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%		11.34%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.43%		10.82%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | MSCI World Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.09%		10.22%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			20.12%		11.99%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.16%		10.57%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.22%		9.09%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%		6.30%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | MSCI Emerging Markets ex-China Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[2]		34.61%		8.39%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			27.22%		7.63%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.77%		7.07%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.77%		6.05%
Performance Inception Date		Dec. 15, 2021
Rayliant SMDAM Japan Equity ETF | TOPIX Total Return Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes (except for foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent			26.15%	14.71%
Performance Inception Date		Apr. 03, 2024
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			18.76%	17.99%
Performance Inception Date		Apr. 03, 2024
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.66%	17.85%
Performance Inception Date		Apr. 03, 2024
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.83%	14.15%
Performance Inception Date		Apr. 03, 2024

[1]	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the S&P 500 Index to better reflect the Fund’s investment universe. Effective June 9, 2026, the Fund’s broad-based securities market index changed from the S&P 500 Index to the S&P 500 Total Return Index because the Adviser believes that the S&P 500 Total Return Index provides a more appropriate comparative benchmark.
[2]	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI Emerging Markets ex-China Index (Net) (USD) to the MSCI Emerging Markets Index because the Adviser believes the MSCI Emerging Markets Index better reflects the Fund’s investment universe.